Financial Risk Management and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Financial Assets and Liabilities
Our financial assets and financial liabilities comprise the following
:

	2019	2018
	(EUR’000)
Financial assets
Deposits	1,463	1,158
Receivables	804	6
Cash and cash equivalents	598,106	277,862
Financial assets measured at amortized cost	600,373	279,026
Financial liabilities
Lease liabilities	36,619	—
Trade payables	27,765	19,740
Financial liabilities measured at amortized cost	64,384	19,740

Summary of Foreign Currency Sensitivity Analysis

		Hypothetical impact on consolidated financial statements
	Nominal positions	Increase in foreign exchange rate	Profit and loss before tax	Equity before . tax
	(EUR ‘000)
December 31, 201 9
USD/EUR	477,764	10%	47,776	47,776
GBP/EUR	(858)	10%	(86)	(86)

		Hypothetical impact on consolidated financial statements
	Nominal positions	Increase in foreign exchange rate	Profit and loss before tax	Equity before tax
	(EUR ‘000)
December 31, 2018
USD/EUR	178,308	10%	17,831	17,831
GBP/EUR	(816)	10%	(82)	(82)

Summary of Maturity Analysis For Derivative Financial Liabilities
Maturity analysis for financial liabilities recognized in the consolidated statements of financial position at December 2019 are specified below. A
t
December 2018, all
financial liabilities recognized in the consolidated statements of financial position fell due within 12 months.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
December 31, 2019
Lease liabilities	6,020	19,405	17,606	43,031	36,619
Trade payables	27,765	—	—	27,765	27,765
Total financial liabilities	33,785	19,405	17,606	70,796	64,384